Document and Entity Information	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	The First Bancshares, Inc.
Entity Incorporation, State or Country Code	MS
Entity File Number	33-94288
Entity Tax Identification Number	64-0862173
Entity Address, Address Line One	6480 U.S. Hwy 98 West
Entity Address, City or Town	Hattiesburg
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39402
City Area Code	601
Local Phone Number	268-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000947559
Title of 12(b) Security	Common Stock
Trading Symbol	FBMS
Security Exchange Name	NASDAQ